ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE	6 Months Ended
Jun. 30, 2025
Assets And Liabilities Classified As Held For Sale
ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE

22. ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE

The Company classified the disposal group, its subsidiary, Bijie Yabei New Energy Automobile Co., Ltd. (“Bijie Yabei”), as current assets held for sale of US$465,773 and current liabilities held for sale of US$552,111, respectively, on the face of Balance Sheet on December 31, 2024. A US$86,338 loss recycled through the consolidated income statement on December 31, 2024.

On January 8, 2025, the disposal date, the Company deconsolidated Bijie Yabei, resulting in the Company no longer having any ownership interest in it. Consequently, Bijie Yabei’s operating results for periods after January 8, 2025 are not included in the Consolidated Financial Statements.